Average Annual Total Returns - AST Bond Portfolio 2027	No Share Class 1 Year	No Share Class SinceInception	No Share Class InceptionDate	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) SinceInception		Bloomberg Barclays Fixed Maturity (2027) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Fixed Maturity (2027) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	11.87%	4.79%	Jan. 04, 2016	8.92%	4.98%	[1]	10.45%	4.80%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.